Financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Financial assets and liabilities
Financial assets and liabilities

Note 18. Financial assets and liabilities

The table below presents the carrying amount of financial assets and liabilities by IFRS 9 accounting category.

(in thousands of euros)	December 31, 2025
		Financial
	Book value on	assets/liabilities
	the statement of	carried at fair	Financial assets	Liabilities
	financial	value through	carried at	carried at
Financial assets	position	profit or loss	amortized cost	amortized cost	Fair value
Long-term accrued income	—	—	—	—	—
Long-term deposit accounts	115	—	115	—	115
Long-term security deposits	—	—	—	—	—
Current accrued income(1)	1,575	—	1,575	—	1,575
Short-term deposit accounts(1)	131,558	—	131,558	—	131,558
Trade receivables(1)	2,016	—	2,016	—	2,016
Other receivables(1)	1,919	—	1,919	—	1,919
Derivatives instruments assets	—	—	—	—	—
Cash and cash equivalents(2)	99,312	—	99,312	—	99,312
Total	236,494	—	236,494	—	236,494
Financial liabilities
Long-term debt(3)(4)	27,551	—	—	27,551	27,609
Derivative instruments(5)	119,385	119,385	—	—	119,385
Royalty certificates liabilities(3)	51,645	—	—	51,645	154,996
Short-term debt(1)	32,309	—	—	32,309	32,309
Trade payables(1)	26,017	—	—	26,017	26,017
Other miscellaneous payables(1)	2,738	—	—	2,738	2,738
Total	259,645	119,385	—	140,260	363,055
(1)	The carrying amount of short-term financial assets and liabilities at amortized cost is considered a reasonable estimate of fair value, in accordance with IFRS 7.29.
(2)	The carrying amount of cash and cash equivalents is based on level 1 valuation and corresponds to the fair value of the assets.
(3)

The fair value of royalty certificates and EIB financial debt, accounted for at amortized cost, is determined using level 3 valuation based on unobservable inputs, as described in Note 13 – Debt, Derivatives and Royalty certificates liabilities

(4)	The classification of other bank borrowings within the IFRS 13 fair value hierarchy corresponds to a level 2 valuation.
(5)	The fair value of derivative instruments is determined using level 3 valuation based on unobservable inputs, as described in Note 13 – Debt, Derivatives and Royalty certificates liabilities.

(in thousands of euros)	December 31, 2024
		Financial
	Book value on	assets/liabilities
	the statement of	carried at fair	Financial assets	Liabilities
	financial	value through	carried at	carried at
Financial assets	position	profit or loss	amortized cost	amortized cost	Fair value
Long-term deposit accounts	—	—	—	—	—
Long-term security deposits	—	—	—	—	—
Advance payment	1,047	—	1,047	—	1,047
Current accrued income	1,574	—	1,574	—	1,574
Short-term deposit accounts	—	—	—	—	—
Trade receivables	531	—	531	—	531
Other receivables	405	—	405	—	405
Derivatives instruments assets	—	—	—	—	—
Cash and cash equivalents	96,564	—	96,564	—	96,564
Total	100,120	—	100,120	—	100,120
Financial liabilities
Long-term debt(1)	48,460	—	—	48,460	48,202
Derivative instruments	97,715	97,715	—	—	97,715
Royalty certificates liabilities	29,207	—	—	29,207	63,293
Short-term debt	5,868	—	—	5,868	5,868
Trade payables	32,862	—	—	32,862	32,862
Other miscellaneous payables	331	—	—	331	331
Total	214,444	97,715	—	116,729	248,272

(1)See Note 13 – Debt, Derivatives and Royalty certificates liabilities.

(in thousands of euros)	December 31, 2023
		Financial
	Book value on	assets/liabilities
	the statement of	carried at fair value	Financial assets	Liabilities
	financial	through profit or	carried at	carried at
Financial assets	position	loss	amortized cost	amortized cost	Fair value
Long-term deposit accounts	9,000	—	9,000	—	9,000
Long-term security deposits	8	—	8	—	8
Advance payment	1,047	—	1,047	—	1,047
Short-term deposit accounts	70	—	70	—	70
Trade receivables	3,807	—	3,807	—	3,807
Other receivables	857	—	857	—	857
Cash and cash equivalents	26,918	—	26,918	—	26,918
Total	41,706	—	41,706	—	41,706
Financial liabilities
Long-term debt(1)	32,181	—	—	32,181	29,701
Derivative instruments	10,265	10,265	—	—	10,265
Royalty certificates liabilities	6,327	—	—	6,327	9,617
Short-term debt	5,308	—	—	5,308	5,308
Trade payables	37,679	—	—	37,679	37,679
Other miscellaneous payables	23	—	—	23	23
Total	91,784	10,265	—	81,518	92,594

(1)See Note 13 – Debt, Derivatives and Royalty certificates liabilities.

The fair value for financial assets and financial liabilities measured at amortized costs is not provided if the carrying amount is a reasonable approximation of the fair value.